Note 12 - Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement indemnities	€ 2,444	€ 2,287
Provision for warranty costs	370	547	€ 449
Accruals for payroll and associated taxes	738	680
Conditional government advances	1,071	1,039
Value added tax payable	557	327
Advances received from customers		115
Provision for Asset Retirement Obligation (Japan)	117	118
Others	323	411
Total	5,676	5,923
Less non-current portion	(3,567)	(3,800)
Other accrued liabilities	2,109	2,122
ITALY
Provision for employee termination indemnities		369
KOREA, REPUBLIC OF
Provision for employee termination indemnities	€ 56	€ 30